Derivative instruments - Credit Risk (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Derivative [Line Items]
Derivative receivable, cash collateral	$ 299,549	$ 995,893
Derivative payables that contain termination features	639,310	522,502
Derivative payables, credit risk, cash collateral posted	6,345,285	9,835,122
Derivative payables, credit risk, securities collateral posted	$ 5,267,421	$ 4,993,817